INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Composition of Income Before Taxes on Income
Income before taxes on income is comprised as follows:

	Year ended December 31,
	2012	2013	2014

Domestic	$6,267	$6,304	$13,194
Foreign	1,370	1,651	1,272

	$7,637	$7,955	$14,466

Significant Components of the Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	Year ended December 31,
	2013	2014
Deferred tax assets:

Net operating loss carry-forwards	$697	$50
Capital losses carry-forwards	55	52
Research and development expenses	1,498	2,116
Deferred revenues	1,558	1,824
Issuance expenses	—	1,083
Other	541	904

Deferred tax assets before valuation allowance	4,349	6,029

Valuation allowance	195	52

Deferred tax asset	$4,154	$5,977

Deferred tax liabilities:

Property and equipment depreciation and other	$56	$176

Deferred tax liabilities	$56	$176

Composition of Income Taxes
Income taxes are comprised as follows:

	Year ended December 31,
	2012	2013	2014

Current	$233	$2,089	$4,467
Deferred	(458)	(769)	45

	$(225)	$1,320	$4,512

	Year ended December 31,
	2012	2013	2014

Domestic	$(729)	$1,096	$2,485
Foreign	504	224	2,027

	$(225)	$1,320	$4,512

Reconciliation of Theoretical Income Tax Expense to Actual Income Tax Expense
A reconciliation of the Company’s theoretical income tax expense to actual income tax expense as follows:

	Year ended December 31,
	2012	2013	2014

Income before income taxes	$7,637	$7,955	$14,466

Statutory tax rate	25%	25%	26.5%

Theoretical income tax expense	1,909	1,989	3,833

Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	2	4	(143)
Deferred taxes on losses for which valuation allowance was provided, net	(457)	(91)	834
Non-deductible expenses	23	251	1,165
Increase in other uncertain tax positions—net		175	19
Tax adjustment in respect of different tax rate	(1,737)	(979)	(838)
Other	35	(29)	(358)

Income tax expense (benefit)	$(225)	$1,320	$4,512

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2013	2014

Opening balance	$97	$272
Increases (decrease) related to prior year tax positions	10	(5)
Increases related to current year tax positions	165	55

Closing balance	$272	$322